Income Taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Components of income taxes	$ 31	$ 6	$ 160	$ 294
Income tax according to statutory tax rules outside of Israel
Components of income taxes			$ 160	$ 294